Income and Expenses - Summary of Revenues from Contracts with Customers (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	₱ 216,833	₱ 210,953	₱ 204,362
Service Revenue [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	208,382	201,832	195,344
Non-service Revenue [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	8,451	9,121	9,018
Transferred over Time [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	208,382	201,832	195,344
Transferred at a Point Time [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	8,451	9,121	9,018
Elimination of intersegment amounts [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	(15,391)	(14,182)	(27,722)
Elimination of intersegment amounts [Member] | Service Revenue [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	(15,391)	(14,181)	(27,722)
Elimination of intersegment amounts [Member] | Non-service Revenue [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers		(1)
Elimination of intersegment amounts [Member] | Transferred over Time [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	(15,391)	(14,181)	(27,722)
Elimination of intersegment amounts [Member] | Transferred at a Point Time [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers		(1)
Wireless [Member] | Operating Segments [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	105,734	104,401	104,274
Wireless [Member] | Operating Segments [Member] | Service Revenue [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	97,779	95,677	95,852
Wireless [Member] | Operating Segments [Member] | Non-service Revenue [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	7,955	8,724	8,422
Wireless [Member] | Operating Segments [Member] | Transferred over Time [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	97,779	95,677	95,852
Wireless [Member] | Operating Segments [Member] | Transferred at a Point Time [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	7,955	8,724	8,422
Fixed Line [Member] | Operating Segments [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	126,490	120,734	127,810
Fixed Line [Member] | Operating Segments [Member] | Service Revenue [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	125,994	120,336	127,214
Fixed Line [Member] | Operating Segments [Member] | Non-service Revenue [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	496	398	596
Fixed Line [Member] | Operating Segments [Member] | Transferred over Time [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	125,994	120,336	127,214
Fixed Line [Member] | Operating Segments [Member] | Transferred at a Point Time [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	₱ 496	₱ 398	₱ 596